Employee Benefit Plans (Narrative) (Detail) - USD ($)				3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2017	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets							$ (605,000,000)	$ 1,600,000,000
Expected return on pension and other postretirement plan assets							806,000,000	767,000,000
Accumulated benefit obligation				$ 8,200,000,000			7,800,000,000	8,200,000,000
Contributions to qualified defined benefit pension plans							0
Contributions to qualified defined benefit pension plans in 2019							21,000,000
Contribution to voluntary employees beneficiary association							12,000,000	12,000,000
Defined contribution plan, employer matching contributions							$ 51,000,000	45,000,000	$ 44,000,000
Special Termination Benefits | Organizational Design Initiative
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Organizational design initiative									65,000,000
Organizational design initiative, after tax									40,000,000
Common and Preferred Stocks
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages							28.00%
Non-U.S.Equity
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages							18.00%
Fixed Income
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages							35.00%
Real Estate Funds
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages							3.00%
Other Alternative Investments
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages							16.00%
Scenario, Forecast
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension or other postretirement plan assets to be returned										$ 0
Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets							$ (513,000,000)	1,327,000,000
Expected return on pension and other postretirement plan assets							663,000,000	639,000,000	573,000,000
Net periodic benefit cost							25,000,000	7,000,000	$ (25,000,000)
Decrease in accumulated postretirement benefit obligation				75,000,000
Discount rate percentage	4.05%	4.05%	4.51%						4.46%
Contributions to qualified defined benefit pension plans							6,000,000	118,000,000
Other Postretirement Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets							(92,000,000)	236,000,000
Expected return on pension and other postretirement plan assets							143,000,000	128,000,000	$ 118,000,000
Net periodic benefit cost							$ (101,000,000)	$ (80,000,000)	$ (49,000,000)
Decrease in accumulated postretirement benefit obligation				$ 2,000,000
Discount rate percentage							3.76%
Discount rate percentage				3.76%				3.76%
Contributions to qualified defined benefit pension plans							$ 12,000,000	$ 13,000,000
Medical Coverage for Local retirees
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in accumulated postretirement benefit obligation					$ 73,000,000	$ 37,000,000
Discount rate percentage					4.30%	3.71%
Charge recorded from plan amendment and remeasurement						$ 9,000,000
Collective Bargaining Agreement
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Period for experience study of employee demographics									5 years
Net periodic benefit cost								42,000,000
Charge recorded from plan amendment and remeasurement					$ 7,000,000
Charge recorded from plan amendment and remeasurement, after tax					4,000,000
Collective Bargaining Agreement | Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in the pension and postretirement benefit obligations									$ 290,000,000
Collective Bargaining Agreement | Other Postretirement Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in the pension and postretirement benefit obligations									38,000,000
Dominion Energy Gas Holdings, LLC
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets							(129,000,000)	335,000,000
Expected return on pension and other postretirement plan assets							178,000,000	165,000,000
Accumulated benefit obligation				$ 724,000,000			689,000,000	724,000,000
Contributions to qualified defined benefit pension plans							0
Contributions to qualified defined benefit pension plans in 2019							0
Expected contribution to voluntary employees beneficiary association							12,000,000
Defined contribution plan, employer matching contributions							8,000,000	8,000,000	7,000,000
Dominion Energy Gas Holdings, LLC | Other operations and maintenance | Dominion Energy Retiree Health And Welfare Plan [Member] | Multiemployer Plans, Postretirement Benefit
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost							(8,000,000)	(6,000,000)	(4,000,000)
Dominion Energy Gas Holdings, LLC | Special Termination Benefits | Organizational Design Initiative
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Organizational design initiative									6,000,000
Organizational design initiative, after tax									4,000,000
Dominion Energy Gas Holdings, LLC | Scenario, Forecast
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension or other postretirement plan assets to be returned										$ 0
Dominion Energy Gas Holdings, LLC | Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets							(113,000,000)	294,000,000
Expected return on pension and other postretirement plan assets							150,000,000	141,000,000	134,000,000
Net periodic benefit cost							$ (84,000,000)	$ (80,000,000)	$ (78,000,000)
Discount rate percentage							3.81%	4.50%	4.99%
Discount rate percentage				3.81%			4.42%	3.81%
Dominion Energy Gas Holdings, LLC | Pension Benefits | Other operations and maintenance
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost							$ (35,000,000)	$ (35,000,000)	$ (44,000,000)
Dominion Energy Gas Holdings, LLC | Other Postretirement Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets							(16,000,000)	41,000,000
Expected return on pension and other postretirement plan assets							28,000,000	24,000,000	23,000,000
Net periodic benefit cost							$ (14,000,000)	$ (9,000,000)	$ (2,000,000)
Discount rate percentage							3.81%	4.47%	4.93%
Discount rate percentage				3.76%			4.37%	3.76%
Contributions to qualified defined benefit pension plans							$ 12,000,000	$ 12,000,000
Dominion Energy Gas Holdings, LLC | Medical Coverage for Local retirees
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in accumulated postretirement benefit obligation					61,000,000
Dominion Energy Gas Holdings, LLC | Collective Bargaining Agreement
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Charge recorded from plan amendment and remeasurement					6,000,000
Charge recorded from plan amendment and remeasurement, after tax					$ 4,000,000
Dominion Energy Gas Holdings, LLC | Collective Bargaining Agreement | Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in the pension and postretirement benefit obligations									$ 24,000,000
Dominion Energy Gas Holdings, LLC | Collective Bargaining Agreement | Other Postretirement Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in the pension and postretirement benefit obligations									9,000,000
Virginia Electric and Power Company
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan, employer matching contributions							20,000,000	19,000,000	19,000,000
Virginia Electric and Power Company | Other operations and maintenance | Dominion Energy Retiree Health And Welfare Plan [Member] | Multiemployer Plans, Postretirement Benefit
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost							(51,000,000)	(42,000,000)	(29,000,000)
Virginia Electric and Power Company | Net Income Loss From Discontinued operations | Dominion Energy Retiree Health And Welfare Plan [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost							(2,000,000)	(2,000,000)	(1,000,000)
Virginia Electric and Power Company | Special Termination Benefits | Organizational Design Initiative
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Organizational design initiative									33,000,000
Organizational design initiative, after tax									20,000,000
Virginia Electric and Power Company | Pension Benefits | Other operations and maintenance
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost							126,000,000	110,000,000	79,000,000
Virginia Electric and Power Company | Pension Benefits | Net Income Loss From Discontinued operations
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost							$ (21,000,000)	$ (20,000,000)	$ (25,000,000)